Taxation - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry-forwards	¥ 21,278,950	¥ 14,850,298	¥ 9,711,744
Deferred revenue	1,487,912	1,241,114	940,633
Accrued and prepaid expenses	1,246,887	1,635,032	1,666,519
Tax credit carry-forwards	384,960	347,340	301,437
Property, plant and equipment, net	203,847	158,609
Deferred rent	112,041	80,240	29,731
Share-based compensation	76,708	19,846	6,951
Write-downs of inventory	28,007	47,733	452
Allowance against receivables	27,495	28,435	27,386
Intangible assets	27,478	59,375	89,328
Unrealized financing expense	23,148	64,870	33,140
Unrealized foreign exchange loss	2,362	2,364	1,704
Equity securities without readily determinable fair value	953	953
Equity securities with readily determinable fair value	942	717	150
Equity method investments	329	75
Advertising expenses in excess of deduction limit	123	33	188
Others	2,900	3,464	4,224
Less: Valuation allowance	(24,902,819)	(18,538,828)	(12,727,355)	¥ (9,216,725)
Subtotal	2,223	1,670	86,232
Deferred tax liabilities
Equity securities without readily determinable fair value			(6,435)
Equity method investments	(12,367)	(7,283)	(5,170)
Available for sale debt investment			(206,734)
Equity securities using fair value option	(117,323)	(206,734)
Property, plant and equipment, net			(86,082)
Subtotal	(129,690)	(214,017)	(304,421)
Total deferred tax liabilities, net	¥ (127,467)	¥ (212,347)	¥ (218,189)